Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 01, 2014
Supplemental Cash Flow Information [Line Items]
Cash interest paid including realized losses on the interest rate swap agreements	$ 22.8	$ 18.3	$ 18.9
Teekay Tanker Operations Ltd [Member]
Supplemental Cash Flow Information [Line Items]
Percentage of ownership acquired				50.00%
Teekay Tanker Operations Ltd [Member] | Class B [Member]
Supplemental Cash Flow Information [Line Items]
Number of common shares issued for acquisition	4.2